Employee Benefits (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits
Contributions to medical and pension schemes	160.9	137.2	109.8
Other employee benefits	95.6	68.9	44.6
Total group's employee welfare benefits	256.5	206.1	154.4